Taxes - Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Loss before income taxes		$ (5,888,740)	$ (992,878)
Income benefit computed based on PRC statutory rate		(1,472,185)	(248,220)
Tax effect of different tax rates in other jurisdictions		1,296,196	68,526
Impact of preferential tax		89,452
Tax effect of unrecognized loss		38,689	207,731
Change in valuation allowance		46,974	75,022
Non-deductible items and others	[1]	874	3,180
Provision for income taxes			$ 106,239

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.